UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                            Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                            Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Capital Growth Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—13.1%
Bed Bath & Beyond, Inc.(2)	54,600	$3,440
Coach, Inc.	81,350	4,557
McDonald’s Corp.	44,150	4,051
NIKE, Inc. Class B	53,350	5,063
priceline.com, Inc.(2)	6,900	4,269
Ross Stores, Inc.	70,750	4,571

		25,951

Consumer Staples—12.5%
Coca-Cola Co. (The)	206,200	7,821
Colgate-Palmolive Co.	58,900	6,315
Costco Wholesale Corp.	61,800	6,188
Lorillard, Inc.	38,000	4,425

		24,749

Energy—7.6%
Core Laboratories N.V.	29,600	3,596
National Oilwell Varco, Inc.	77,250	6,188
Schlumberger Ltd.	72,900	5,273

		15,057

Financials—3.1%
T. Rowe Price Group, Inc.	96,350	6,099

Health Care—7.4%
Intuitive Surgical, Inc.(2)	12,010	5,953
Perrigo Co.	34,650	4,025
Waters Corp.(2)	54,450	4,537

		14,515

Industrials—16.0%
Danaher Corp.	70,550	3,891
Emerson Electric Co.	102,250	4,935
Expeditors International of Washington, Inc.	101,050	3,674
Fastenal Co.	94,200	4,050
MSC Industrial Direct Co., Inc. Class A	51,050	3,444
Precision Castparts Corp.	20,300	3,316
Robinson (C.H.) Worldwide, Inc.	68,300	3,999
Roper Industries, Inc.	39,650	4,357

		31,666

Information Technology—33.6%
Accenture plc Class A	66,150	4,632
Amphenol Corp. Class A	119,550	7,039

	SHARES	VALUE
Information Technology—(continued)
ANSYS, Inc.(2)	86,900	$6,378
Apple, Inc.	23,500	15,681
Oracle Corp.	167,850	5,286
QUALCOMM, Inc.	132,550	8,283
Salesforce.com, Inc.(2)	14,600	2,229
Teradata Corp.(2)	53,050	4,001
Visa, Inc. Class A	55,250	7,419
Xilinx, Inc.	164,950	5,511

		66,459

Materials—5.8%
Praxair, Inc.	52,200	5,423
Sigma-Aldrich Corp.	83,450	6,006

		11,429

TOTAL COMMON STOCKS (Identified Cost $158,103)		195,925

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $158,103)		195,925

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	1,936,171	1,936

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,936)		1,936

TOTAL INVESTMENTS—100.1% (Identified Cost $160,039)		197,861	(1)

Other assets and liabilities, net—(0.1)%		(252)

NET ASSETS—100.0%		$197,609

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$195,925	$195,925
Short-Term Investments	1,936	1,936

Total Investments	$197,861	$197,861

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%

Consumer Discretionary—16.1%
Amazon.com, Inc.(2)	8,400	$2,136
AutoZone, Inc.(2)	7,800	2,883
Coach, Inc.	25,000	1,401
Comcast Corp. Class A(3)	104,000	3,720
DR Horton, Inc.	131,000	2,704
Goodyear Tire & Rubber Co. (The)(2)	226,000	2,755
Lululemon Athletica, Inc.(2)	29,000	2,144
McDonald’s Corp.	16,000	1,468
Papa John’s International, Inc.(2)	14,000	748
Yum! Brands, Inc.	54,000	3,582

		23,541

Consumer Staples—8.1%
Altria Group, Inc.	82,000	2,738
Campbell Soup Co.	82,000	2,855
PepsiCo, Inc.	49,000	3,468
Procter & Gamble Co. (The)	40,000	2,774

		11,835

Energy—12.4%
Chevron Corp.	25,000	2,914
ConocoPhillips	25,000	1,430
Continental Resources, Inc.(2)	35,000	2,691
Petroleo Brasileiro S.A. ADR	62,000	1,422
Valero Energy Corp.	86,000	2,724
Whiting Petroleum Corp.(2)(3)	43,000	2,037
Williams Cos., Inc. (The)	83,000	2,903
WPX Energy, Inc.(2)	125,000	2,074

		18,195

Financials—12.2%
Aflac, Inc.	59,000	2,825
BB&T Corp.	109,000	3,614
Goldman Sachs Group, Inc. (The)(3)	14,000	1,592
JPMorgan Chase & Co.	87,000	3,522
Lincoln National Corp.	113,000	2,733
U.S. Bancorp	106,000	3,636

		17,922

Health Care—13.4%
Abbott Laboratories	50,000	3,428
Biogen Idec, Inc.(2)	23,000	3,432
Express Scripts Holding Co.(2)(3)	46,000	2,883

	SHARES	VALUE
Health Care—(continued)
Gilead Sciences, Inc.(2)	54,000	$3,582
Johnson & Johnson	51,000	3,514
UnitedHealth Group, Inc.	50,000	2,771

		19,610

Industrials—8.0%
Alaska Air Group, Inc.(2)	39,000	1,367
Cummins, Inc.	30,000	2,766
Deere & Co.	25,000	2,062
Robinson (C.H.) Worldwide, Inc.	25,000	1,464
Union Pacific Corp.	23,000	2,730
United Continental Holdings, Inc.(2)	71,000	1,385

		11,774

Information Technology—22.5%
Apple, Inc.	11,300	7,540
Citrix Systems, Inc.(2)	36,000	2,757
Google, Inc. Class A(2)	3,700	2,792
Intel Corp.	92,000	2,087
International Business Machines Corp.	20,200	4,190
MasterCard, Inc. Class A	7,700	3,476
QUALCOMM, Inc.	68,000	4,249
VeriSign, Inc.(2)(3)	58,000	2,824
Visa, Inc. Class A(3)	22,000	2,954

		32,869

Materials—4.9%
CF Industries Holdings, Inc.(3)	6,600	1,467
Du Pont (E.I.) de Nemours & Co.	56,000	2,815
Monsanto Co.(3)	31,000	2,822

		7,104

Telecommunication Services—2.0%
Verizon Communications, Inc.	64,000	2,917

TOTAL COMMON STOCKS (Identified Cost $107,500)		145,767

TOTAL LONG TERM INVESTMENTS—99.6% (Identified cost $107,500)		145,767

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	452,946	453

1

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $453)		453

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS— 99.9% (Identified Cost $107,952)		146,220 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.2)%

Call Options—(0.2)%

CF Industries Holdings expiring 11/17/12 strike price $220.00	22	$(24)
Comcast Corp. expiring 10/20/12 strike price $35.00	902	(90)
Express Scripts Holding Co. expiring 11/17/12 strike price $62.50	260	(60)
Goldman Sachs Group expiring 10/20/12 strike price $120.00	81	(7)
Monsanto Co. expiring 08/20/12 strike price $87.50	125	(55)
VeriSign, Inc. expiring 12/22/12 strike price $50.00	400	(61)
Visa, Inc. expiring 12/22/12 strike price $140.00	53	(16)
Whiting Petroleum expiring 12/22/12 strike price $50.00	198	(53)

TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $344)		(366)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS— 99.7% (Identified Cost $107,609)		145,854 (1)

Other assets and liabilities, net—0.3%		460

NET ASSETS—100.0%		$146,314

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$145,767	$145,767
Short-Term Investments	453	453
Other Financial Instruments:
Written Options	(366)	(366)

Total Investments	$145,854	$145,854

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus International Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—3.6%

Information Technology—3.6%
Samsung Electronics Co., Ltd.4.000%	17,561	$12,467

TOTAL PREFERRED STOCK (Identified Cost $2,818)		12,467

COMMON STOCKS—95.2%

Consumer Staples—12.3%
British American Tobacco plc (United Kingdom)	277,400	14,243
Casino Guichard Perrachon S.A. (France)	78,700	6,967
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	79,200	7,285
Nestle S.A. Registered Shares (Switzerland)	206,600	13,026

		41,521

Energy—13.9%
ENI SpA (Italy)	441,300	9,652
John Wood Group plc (United Kingdom)	273,300	3,546
PetroChina Co., Ltd. Class H (China)	5,410,000	7,089
Petroleo Brasileiro S.A. ADR (Brazil)	314,500	6,941
Royal Dutch Shell plc B Shares (United Kingdom)	284,400	10,094
Tenaris S.A. Sponsored ADR (Italy)	240,157	9,791

		47,113

Financials—22.2%
AIA Group Ltd. (Hong Kong)	997,000	3,716
Banco Bradesco S.A. Sponsored ADR (Brazil)	493,100	7,924
City Developments Ltd. (Singapore)	609,000	5,826
Daito Trust Construction Co., Ltd. (Japan)	60,200	6,055
HSBC Holdings plc (United Kingdom)	782,800	7,247
Nordea Bank AB (Sweden)	703,600	6,957
Oversea-Chinese Banking Corp., Ltd. (Singapore)	912,330	6,944
QBE Insurance Group Ltd. (Australia)	558,500	7,502
Standard Chartered plc (United Kingdom)	415,100	9,384
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,262
Zurich Financial Services AG (Switzerland)(2)	41,700	10,384

		75,201

Health Care—9.3%
Novartis AG Registered Shares (Switzerland)	250,900	15,353
Roche Holding AG (Switzerland)	86,000	16,066

		31,419

	SHARES	VALUE
Industrials—8.1%
Atlas Copco AB Class A (Sweden)	172,900	$4,035
Canadian National Railway Co. (Canada)	74,100	6,557
FANUC Ltd. (Japan)	30,600	4,933
Schindler Holding AG (Switzerland)	30,700	3,773
Schneider Electric SA (France)	51,300	3,036
Weir Group plc (The) (United Kingdom)	176,100	5,028

		27,362

Information Technology—7.7%
Canon, Inc. (Japan)	142,550	4,557
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,047,500	16,572
Telefonaktiebolaget LM Ericsson Class B (Sweden)	536,700	4,890

		26,019

Materials—8.7%
BHP Billiton plc (United Kingdom)	111,300	3,460
Linde AG (Germany)	21,500	3,702
Potash Corp. of Saskatchewan, Inc. (Canada)	152,979	6,649
Rio Tinto plc (United Kingdom)	62,500	2,912
Shin-Etsu Chemical Co., Ltd. (Japan)	128,100	7,206
Vale SA (Brazil)	308,500	5,355

		29,284

Telecommunication Services—9.8%
China Mobile Ltd. (China)	770,500	8,541
Singapore Telecommunications Ltd. (Singapore)	2,533,000	6,605
TELUS Corp. (Canada)	54,100	3,412
Vodafone Group plc (United Kingdom)	5,130,900	14,561

		33,119

Utilities—3.2%
Centrica plc (United Kingdom)	1,281,300	6,782
GDF Suez (France)	184,500	4,126

		10,908

TOTAL COMMON STOCKS (Identified Cost $233,595)		321,946

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $236,413)		334,413

1

Virtus International Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	2,585,675	$2,586

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,586)		2,586

TOTAL INVESTMENTS—99.6% (Identified Cost $238,999)		336,999	(1)

Other assets and liabilities, net—0.4%		1,196

NET ASSETS—100.0%		$338,195

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus International Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
Switzerland	17
Japan	7
Brazil	6
Italy	6
Singapore	6
Canada	5
Other	30

Total	100%

†	% of total investments as of September 30, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Equity Securities:
Preferred Stock	12,467	12,467
Common Stocks	321,946	321,946
Short-Term Investments	2,586	2,586

Total Investments	$336,999	$336,999

There are no Level 2 (significant observable inputs) or Level 3 (Significant unobservable inputs) priced securities.

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.1%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	$875		$967

Connecticut—0.3%
State of Connecticut 5.000%, 5/15/22	400		498

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	215		173

Virginia—0.2%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	685		465

TOTAL MUNICIPAL BONDS (Identified Cost $2,192)			2,103

FOREIGN GOVERNMENT SECURITIES—12.0%

Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	235		215
RegS 7.000%, 12/1/18(5)	220		189
9.250%, 9/15/27(5)	470		426
9.375%, 1/13/34	750		669
Commonwealth of Australia Series 118, 6.500%, 5/15/13	1,395	AUD	1,479
Commonwealth of Canada 1.750%, 3/1/13	2,045		2,086
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	970	NZD	821
Series 415, 6.000%, 4/15/15	265	NZD	238
Federative Republic of Brazil
12.500%, 1/5/16	660	BRL	409
8.500%, 1/5/24	3,670	BRL	2,118
Kingdom of Norway Series 470 6.500%, 5/15/13	4,386	NOK	788
Kingdom of Spain 5.850%, 1/31/22	230	EUR	293
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	3,050	SEK	509
Republic of Argentina
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		363
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	478		423
PIK Interest Capitalization 8.280%, 12/31/33	2,546		2,011
Series GDP 144A 0.000%, 12/15/35(3)(4)	3,670		488
Republic of Colombia

	PAR VALUE		VALUE
12.000%, 10/22/15	590,000	COP	$404
4.375%, 3/21/23	994,000	COP	543
Republic of Croatia 144A 6.375%, 3/24/21(4)	565	CRO	627
Republic of Iceland 144A 5.875%, 5/11/22(4)	$570		621
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	2,790,000	IDR	295
Republic of Lithuania 144A 7.375%, 2/11/20(4)	350		445
Republic of Peru
144A 7.840%, 8/12/20(4)	530		253
RegS 6.900%, 8/12/37(5)	870		403
Republic of South Africa
Series R206 7.500%, 1/15/14	6,785	ZAR	839
Series R-208 6.750%, 3/31/21	5,685	ZAR	691
Republic of Turkey 9.000%, 3/5/14	2,815	TRY	1,597
Republic of Ukraine 144A 7.950%, 6/4/14(4)	400		401
Slovak Republic 144A 4.375%, 5/21/22(4)	515		542
State of Qatar 144A 4.500%, 1/20/22(4)	450		508
United Mexican States
Series M, 6.000%, 6/18/15	12,065	MXN	968
Series M, 6.500%, 6/9/22	15,540	MXN	1,313

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $21,987)			23,975

MORTGAGE-BACKED SECURITIES—13.7%

Non-Agency—13.7%
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	150		153
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	64		67
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	84		89
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35	8		8
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.722%, 4/25/34(3)	700		688
04-10, 12A3 2.805%, 1/25/35(3)	686		672
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.750%, 9/11/38(3)	750		833
05-PW10, AM 5.449%, 12/11/40(3)	725		772
07-T28, A4 5.742%, 9/11/42(3)	780		929
07-PW18, AM 6.084%, 6/11/50(3)	1,475		1,607
Chase Mortgage Finance Corp. 07-A1, 10A1 3.050%, 2/25/37(3)	490		486

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33	$65	$65
Citigroup - Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	820	934
Countrywide Home Loan Mortgage Pass-Through- Trust 03-4, 1A15 5.500%, 4/25/33	435	454
Credit Suisse First Boston Mortgage Securities Corp.
03-8, 3A24, 5.500%, 4/25/33	136	131
03-CPN1, C 4.763%, 3/15/35	100	99
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.410%, 2/15/39(3)	899	923
07-C2, A3 5.542%, 1/15/49(3)	740	830
Extended Stay America Trust 10-ESHA, D 144A 5.498%, 11/5/27(4)	435	438
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	555	561
Goldman Sachs Mortgage Securities Corp.
II 07-EOP, G 144A 2.790%, 3/6/20(3)(4)	130	130
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)	110	110
05-5F, 2A8 5.500%, 6/25/35	132	134
07-GG10, A4 5.790%, 8/10/45(3)	400	458
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	68	74
06-CB17, AM 5.464%, 12/12/43	575	588
06-LDP7, AM 5.870%, 4/15/45(3)	780	878
07-LD12, A4 5.882%, 2/15/51(3)	1,100	1,294
JPMorgan Chase Mortgage Trust
05-A1, 4A1 4.736%, 2/25/35(3)	47	49
05-A4, 3A1 2.620%, 7/25/35(3)	65	64
Lehman Brothers - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	670	774
07-C6, A2 5.845%, 7/15/40	72	74
07-C7, A3 5.866%, 9/15/45(3)	600	715
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.086%, 7/15/44(3)	400	476
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	427	433
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.760%, 7/9/21(3)(4)	82	80

	PAR VALUE	VALUE
Non-Agency—(continued)
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	$465	$518
Merrill Lynch Mortgage Trust 06-C1, AM 5.690%, 5/12/39(3)	110	122
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(3)	1,020	1,168
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	739	750
04-R3, A1 144A 6.500%, 2/25/35(4)	458	464
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	50	49
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	89	92
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31	64	66
Residential Funding Mortgage Securities I, Inc. 06- S4, A2 6.000%, 4/25/36	45	41
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	385	388
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33	195	200
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	580	572
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	1,275	1,444
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.736%, 5/15/43(3)	670	737
07-C30, A5 5.342%, 12/15/43	970	1,098
07-C32, A3 5.750%, 6/15/49(3)	775	892
07-C33, A4 6.122%, 2/15/51(3)	1,160	1,368
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	46	48
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	15	16
06-9, 1A15 6.000%, 8/25/36	8	8
07-16, 1A7 6.000%, 12/28/37	302	288

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,082)		27,399

ASSET-BACKED SECURITIES—3.6%

Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	49	50

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	$641	$638
CIT Equipment Collateral 10-VT1A, B 144A 3.880%, 9/16/13(4)	66	66
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	300	281
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 6.080%, 6/25/37(3)	802	802
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	67	70
01-3, A4 6.910%, 5/1/33(3)	826	866
DT Auto Owner Trust 11-2A, C, 144A 3.050%, 2/16/16(4)	175	175
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32(3)	497	379
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	264
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	706	709
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(4)	390	421
JPMorgan Chase Funding Mortgage Loan Asset- Backed Certificates 04-1,1A4 4.111%, 8/25/30	10	10
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3 5.777%, 8/25/36(3)	225	109
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	398	424
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	364	349
Residential Funding Mortgage Securities II, Inc. 07-HI1, A3 5.720%, 3/25/37	500	500
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	222
SVO MOI Mortgage Corp. 10-AA, A ,144A 3.650%, 7/20/27(4)	67	68
Terwin Mortgage Trust 04-15AL, A1 144A 5.800%, 7/25/34(3)(4)	301	287
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	7	7
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	374	407

TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,045)		7,104

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES—51.2%

Consumer Discretionary—5.0%
American Axle & Manufacturing, Inc.
144A 9.250%, 1/15/17(4)	$24		$27
6.625%, 10/15/22	400		407
Boyd Gaming Corp.
9.125%, 12/1/18	210		221
144A 9.000%, 7/1/20(4)	200		205
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	350		294
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	215		224
Clear Channel Communications, Inc. 9.000%, 3/1/21	250		224
Dana Holding Corp. 6.500%, 2/15/19	65		70
Gap, Inc. (The) 5.950%, 4/12/21	300		334
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	160	CAD	171
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	700		759
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	250		272
HOA Restaurant Group LLC (HOA Finance Corp.) 144A 11.250%, 4/1/17(4)	250		229
International Game Technology
7.500%, 6/15/19	160		192
5.500%, 6/15/20	125		137
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	330		292
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	300		318
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	500		521
MGM Resorts International 144A 6.750%, 10/1/20(4)	425		426
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	400		367
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	803		847
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		128
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200		187
QVC, Inc.
144A 7.125%, 4/15/17(4)	50		53
144A 7.500%, 10/1/19(4)	770		852
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	55		58
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	239		274
07-01A 6.636%, 7/2/22	1,016		1,061

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Univision Communications, Inc.
144A 7.875%, 11/1/20(4)	$100	$107
144A 6.750%, 9/15/22(4)	210	211
Wyndham Worldwide Corp.
5.750%, 2/1/18	15	17
7.375%, 3/1/20	395	477

		9,962

Consumer Staples—0.7%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	520	534
Delhaize Group SA 4.125%, 4/10/19	535	517
Flowers Foods, Inc. 4.375%, 4/1/22	430	443

		1,494

Energy—7.1%
Afren plc 144A 11.500%, 2/1/16(4)	475	545
Bill Barrett Corp. 7.625%, 10/1/19	500	532
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	465	484
Calumet Specialty Products Partners LP (Calumet Finance Corp.)
9.375%, 5/1/19	213	230
144A 9.625%, 8/1/20(4)	245	265
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	215	232
Chesapeake Energy Corp. 6.775%, 3/15/19	410	412
Compagnie Generale de Geophysique-Veritas
7.750%, 5/15/17	85	88
6.500%, 6/1/21	375	388
Energy Partners Ltd. 8.250%, 2/15/18	500	505
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	248	257
Frontier Oil Corp. 6.875%, 11/15/18	195	209
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(4)	505	615
144A 6.510%, 3/7/22(4)(13)	520	611
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	375	397
KazMunayGas National Co. 144A 8.375%, 7/2/13(4)	100	105
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	300	361
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	285	297

	PAR VALUE	VALUE
Energy—(continued)
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	$100	$102
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)	300	300
Petrobras International Finance Co. 5.375%, 1/27/21	355	400
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	550	498
RegS 5.250%, 4/12/17(5)	565	449
RegS 8.500%, 11/2/17(5)	1,935	1,756
Petroleos Mexicanos
5.500%, 1/21/21	350	410
5.500%, 6/27/44	200	220
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(11)	500	73
Rowan Cos., Inc. 4.875%, 6/1/22	525	564
Swift Energy Co. 8.875%, 1/15/20	500	542
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	500	533
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	600	693
Venoco, Inc.
11.500%, 10/1/17	400	414
8.875%, 2/15/19	225	197
Weatherford International Ltd. 9.625%, 3/1/19	317	413

		14,097

Financials—21.5%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	450	459
ABN Amro Bank N.V. 144A 4.250%, 2/2/17(4)	500	536
Air Lease Corp. 144A 5.625%, 4/1/17(4)	505	518
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)(13)	485	525
Allstate Corp. 6.125%, 5/15/37(3)	565	582
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	500	503
American International Group, Inc. 8.175%, 5/15/58(3)	650	795
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	425	456
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	466
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	600	644
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	400	422
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	500	529

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Banco Santander Chile 144A 3.875%, 9/20/22(4)	$505	$507
Banco Santander SA
144A 4.500%, 4/6/15(4)	300	308
144A 3.750%, 9/22/15(4)	100	103
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	450	504
Bancolombia SA 5.125%, 9/11/22	545	550
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	290	296
Barclays Bank plc
144A 6.050%, 12/4/17(4)	435	468
144A 5.926%, (3)(4)(6)(7)	600	577
Boston Properties LP 3.850%, 2/1/23	590	622
Brandywine Operating Partnership LP 4.950%, 4/15/18	350	376
Capital One Capital IV 8.875%, 5/15/40(7)	400	407
Chubb Corp. (The) 6.375%, 3/29/67(3)	1,390	1,480
Citigroup, Inc. 5.500%, 2/15/17	635	703
City National Corp. 5.250%, 9/15/20	425	461
Discover Bank 7.000%, 4/15/20	550	663
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	475	482
Fidelity National Financial, Inc.
6.600%, 5/15/17	600	672
5.500%, 9/1/22	130	139
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	500	501
First Horizon National Corp. 5.375%, 12/15/15	50	55
First Niagara Financial Group, Inc. 6.750%, 3/19/20	610	702
Ford Motor Credit Co. LLC 5.750%, 2/1/21	455	511
General Electric Capital Corp. Series B, 6.250%, 12/15/49(3)	700	739
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	400	411
Genworth Financial, Inc.
5.750%, 6/15/14	485	499
7.625%, 9/24/21	465	475
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	950	802
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	320	322
HBOS plc 144A 6.750%, 5/21/18(4)	200	203
Huntington National Bank (The) 6.600%, 6/15/18	250	279
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, (3)(4)(6)	610	630

	PAR VALUE		VALUE
Financials—(continued)
ING Bank NV
144A 5.000%, 6/9/21(4)	$400		$445
144A 5.500%, 7/15/22(4)	580		605
International Lease Finance Corp. 6.250%, 5/15/19	605		653
Kazkommerts Bank International BV RegS 8.000%, 11/3/15(5)	700		658
Kingsway America, Inc. 7.500%, 2/1/14	125		106
Korea Finance Corp. 4.625%, 11/16/21	400		452
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	200		215
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)	25		32
Lincoln National Corp. 6.050%, 4/20/67(3)	365		357
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	400		400
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	600		632
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	330		354
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,250	BRL	664
National Retail Properties, Inc. 5.500%, 7/15/21	400		454
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600		596
NYMAGIC, Inc. 6.500%, 3/15/14	150		147
ORIX Corp. 5.000%, 1/12/16	343		371
PKO Finance AB 144A 4.630%, 9/26/22(4)(13)	610		612
Progressive Corp. (The) 6.700%, 6/15/37(3)	750		810
Prudential Financial, Inc. 5.875%, 9/15/42(3)(7)	1,100		1,127
Regions Bank 7.500%, 5/15/18	500		591
Regions Financial Corp. 5.750%, 6/15/15	200		215
Resona Bank Ltd. 144A 5.850%, (3)(4)(6)(7)	600		643
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	750		855
7.648%, 8/29/49(3)	450		441
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	120		133
144A 6.299%, 5/15/17(4)	715		786
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	100		99
Sberbank of Russia (Sberbank CapItal SA)
5.717%, 6/16/21(13)	550		593
144A 6.125%, 2/7/22(4)(13)	900		994
Shinhan Bank 144A 4.375%, 7/27/17(4)	450		495
SLM Corp. 4.625%, 9/25/17(12)	415		422
Societe Generale S.A. 144A 5.922%, (3)(4)(6)(7)(8)	550		446

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Sovereign Bank 8.750%, 5/30/18	$200	$230
Spansion LLC 7.875%, 11/15/17	300	299
SunTrust Bank, Inc. 5.400%, 4/1/20	250	262
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	505	509
United Rentals Financing Escrow Corp. 144A 7.375%, 5/15/20(4)	380	409
UPCB Finance Ltd. VI 144A 6.875%, 1/15/22(4)	260	277
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	266	284
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(13)	700	732
Webster Financial Corp. 5.125%, 4/15/14	230	231
Willis Group Holdings plc 5.750%, 3/15/21	440	497
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	205	213
Zions Bancorp
7.750%, 9/23/14	145	159
4.500%, 3/27/17	420	434

		42,821

Health Care—1.1%
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	370	385
7.125%, 7/15/20	180	192
HCA, Inc. 6.500%, 2/15/20	525	585
Hologic, Inc. 144A 6.250%, 8/1/20(4)	55	59
Patheon, Inc. 144A 8.625%, 4/15/17(4)	10	10
Rotech Healthcare, Inc. 10.750%, 10/15/15	75	74
Symbion, Inc. 8.000%, 6/15/16	405	417
U.S. Oncology, Inc. 0.000%, 2/16/49(10)	437	—
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)	390	400

		2,122

Industrials—7.8%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	350	351
Aircastle Ltd. 7.625%, 4/15/20	845	940
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	488	520
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	708	756

	PAR VALUE	VALUE
Industrials—(continued)
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	$209	$222
Bombardier, Inc. 144A 7.750%, 3/15/20(4)	450	519
CDRT Holding Corp. PIK 144A 9.250%, 10/1/17(4)	340	330
Celulosa Arauco y Constitucion SA 4.750%, 1/11/22	400	418
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	100	104
CHC Helicopter SA 9.250%, 10/15/20	325	336
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	420	460
98-1, A 6.648%, 3/15/19	565	610
Delta Air Lines Pass-Through-Trust 12-1A, 1A
4.750%, 5/7/20	500	512
Deluxe Corp. 7.000%, 3/15/19	510	545
DP World Ltd. 144A 6.850%, 7/2/37(4)	200	215
Embraer SA 5.150%, 6/15/22	600	644
Iron Mountain, Inc. 5.750%, 8/15/24	860	866
JMC Steel Group 144A 8.250%, 3/15/18(4)	395	405
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	325	353
Masco Corp. 5.950%, 3/15/22	975	1,068
Nortek, Inc. 8.500%, 4/15/21	300	321
Owens Corning, Inc. 6.500%, 12/1/16	745	837
Pactiv LLC 8.125%, 6/15/17	1,065	1,049
Production Resource Group, Inc. 8.875%, 5/1/19	250	176
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(4)	450	474
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	185	191
Steelcase, Inc. 6.375%, 2/15/21	675	725
Teekay Corp. 8.500%, 1/15/20	225	237
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	535
Verso Paper Holdings LLC (Verso Paper, Inc.) 144A 11.750%, 1/15/19(4)	311	241
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	600	696

		15,656

Information Technology—0.8%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	555	595
Digicel Ltd. 144A 8.250%, 9/1/17(4)	404	440
EarthLink, Inc. 8.875%, 5/15/19	200	201
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	350	309

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Tech Data Corp. 3.750%, 9/21/17	$50	$51

		1,596

Materials—4.1%
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	455	518
ArcelorMittal 6.250%, 2/25/22	575	566
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	400	430
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	490	519
Carpenter Technology Corp. 5.200%, 7/15/21	425	447
Catalyst Paper Corp. 7.375%, 3/1/14(9)(11)	905	18
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	395	405
Edgen Murray Corp. 12.250%, 1/15/15	350	375
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200	231
Ineos Finance plc 144A 8.375%, 2/15/19(4)	385	407
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	240	244
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	335	341
Packaging Corp. of America 3.900%, 6/15/22	535	552
PTT Global Chemical PCL 144A 4.250%, 9/19/22(4)	400	404
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	200	215
144A 8.375%, 6/15/19(4)	200	215
144A 6.625%, 4/15/21(4)	550	531
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(13)	500	537
United States Steel Corp. 7.500%, 3/15/22	405	402
Vale Overseas Ltd. 4.375%, 1/11/22	525	552
Verso Paper Holdings LLC (Verso Paper, Inc.) Series B, 11.375%, 8/1/16	381	227

		8,136

Telecommunication Services—2.5%
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	12	8
CenturyLink, Inc. Series T 5.800%, 3/15/22	350	382
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	75	80
144A 3.214%, 8/15/15(4)	50	52
144A 5.495%, 1/15/17(4)	85	97
144A 4.883%, 8/15/20(4)	500	563
Frontier Communications Corp. 7.125%, 1/15/23	235	245
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	430
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	400	405

	PAR VALUE	VALUE
Telecommunication Services—(continued)
SBA Tower Trust 144A 4.254%, 4/15/15(4)	$115	$121
Sprint Nextel Corp. 6.000%, 12/1/16	580	600
Telecom Italia Capital SA
6.175%, 6/18/14	100	105
7.175%, 6/18/19	200	221
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	325	318
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	245	257
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	350	332
Windstream Corp. 7.750%, 10/15/20	650	700

		4,916

Utilities—0.6%
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(4)	200	204
Calpine Corp. 144A 7.875%, 1/15/23(4)	250	277
Centrais Eletricas Brasileiras SA
144A 6.875%, 7/30/19(4)	135	161
RegS 5.750%, 10/27/21(5)	200	223
Midwest Generation LLC Series B 8.560%, 1/2/16	106	97
NRG Energy, Inc.
7.625%, 1/15/18	95	103
144A 6.625%, 3/15/23(4)	55	56
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Electric Holdings Finance, Inc.) Series A 10.250%, 11/1/15	396	110

		1,231

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $98,417)		102,031

LOAN AGREEMENTS(3)—15.7%

Consumer Discretionary—5.1%
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	411	416
August Holding Co., Inc. (Schrader)
First Lien, LUX 6.250%, 4/27/18	263	266
First Lien, US 6.250%, 4/27/18	202	205
BJ’s Wholesale Club, Inc. Second Lien 9.750%, 3/29/19	103	105
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B, 9.250%, 4/25/17	300	298
Tranche B-6, 9.500%, 1/28/18	522	476

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Cannery Casino Resorts LLC 0.000%, 10/1/18	$244		$244
Cengage Learning Acquisitions, Inc. 2.470%, 7/3/14	786		752
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	247		252
Clear Channel Communications, Inc. Tranche A, 3.616%, 7/30/14	217		204
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	339		344
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	436		442
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	406	CAD	410
Getty Images, Inc. 5.250%, 11/7/16	235		235
Granite Broadcasting Corp. Tranche B 8.500%, 5/23/18	306		308
HD Supply, Inc. Tranche B, 7.250%, 10/12/17	515		533
HHI Holdings LLC 7.750%, 3/21/17	246		246
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	200		204
Kalispel Tribal Economic Authority Second Lien 7.500%, 2/25/17	464		457
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	697		708
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	281		270
Radio One, Inc. 7.500%, 3/31/16	220		222
Samson Investment Co. 0.000%, 9/19/18	174		175
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	327		330
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	270		271
SRAM LLC Second Lien, 8.500%, 12/7/18	200		204
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 0.000%, 9/15/19	243		244
Toys “R” Us, Inc. 0.000%, 9/1/16	49		49
Transtar Holding Co. Second Lien, 10.750%, 12/21/17	275		281
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	706		682
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	430		429

			10,262

	PAR VALUE	VALUE
Consumer Staples—0.5%
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	$17	$17
SuperValu, Inc. 0.000%, 8/30/18	713	719
U.S. Foodservice, Inc. (U.S. Foods, Inc.) 5.750%, 3/31/17	246	244

		980

Energy—0.6%
Chesapeake Energy Corp. 8.500%, 12/2/17	220	221
Frac Tech Services LLC 6.250%, 5/6/16	458	442
NGPL PipeCo LLC 6.750%, 9/15/17	333	340
TI Group Automotive Systems LLC 0.000%, 3/14/18	225	227

		1,230

Financials—1.5%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	156	162
CNO Financial Group, Inc. 0.000%, 9/28/18	150	151
Delos Aircraft, Inc. 0.000%, 4/12/16	70	71
Homeward Residential, Inc. 8.250%, 8/8/17	529	537
iStar Financial, Inc. Tranche A-2, 7.000%, 6/30/14	465	466
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	300	303
Ocwen Financial Corp. 7.000%, 9/1/16	156	157
Realogy Corp.
Extended First Lien, 4.478%, 10/10/16	812	803
Extended LOC, 4.478%, 10/10/16	63	63
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	45	44
Walter Investment Management Corp. First Lien, 0.000%, 6/30/16	266	269

		3,026

Health Care—1.6%
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	408	409
Ardent Health Services LLC 6.500%, 9/15/15	482	486
InVentiv Health, Inc. (Ventive Health, Inc.) 6.500%, 8/4/16	244	237
Kinetic Concepts, Inc. Tranche B-1, 7.000%, 5/4/18	497	505
MModal, Inc. Tranche B, 6.750%, 8/16/19	500	497
NBTY, Inc. Tranche B-1, 0.000%, 10/1/17	22	22

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Par Pharmaceutical 0.000%, 8/2/19	$300	$300
Select Medical Corp. Series A Tranche B, 6.000%, 6/1/18	133	133
Smile Brands Group, Inc. Tranche B, 7.000%, 12/21/17	368	371
Surgery Center Holdings, Inc. 6.500%, 2/6/17	126	126
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 0.000%, 1/29/16	44	44

		3,130

Industrials—1.6%
ADS Waste Holdings, Inc. 0.000%, 9/25/19	222	224
Aveta, Inc.
(MMM Holdings, Inc.) 8.500%, 4/4/17	144	146
(NAMM Holdings, Inc.) 8.500%, 4/4/17	144	146
AWAS Finance Luxemborg S.A. 5.750%, 7/16/18	475	478
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	480	485
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	268
Goodman Global, Inc. Second Lien, 9.000%, 10/30/17	101	102
Harland Clarke Holdings Corp. Tranche B-2 5.466%, 6/30/17	525	473
Vertrue LLC (V2V Holdings LLC) First Lien, 9.250%, 8/16/14	137	51
Zuffa LLC 7.500%, 6/19/15	746	751

		3,124

Information Technology—3.1%
Applied Systems, Inc. Second Lien, 9.500%, 6/8/17	333	333
Avaya, Inc.
Tranche B-1, 3.180%, 10/24/14	268	261
Tranche B-3, 4.930%, 10/26/17	539	494
AVG Technologies N.V. 7.500%, 3/15/16	287	286
DynCorp International LLC 6.250%, 7/7/16	366	368
First Data Corp. Tranche B 5.217%, 3/24/17	620	610
Freescale Semiconductor, Inc. Tranche B-1, 4.481%, 12/1/16	472	462
Infor (US), Inc. (Lawson Software, Inc.) Tranche B 6.250%, 4/5/18	798	802

	PAR VALUE	VALUE
Information Technology—(continued)
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	$530	$535
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	248	210
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	294	298
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	207	206
SRA International, Inc. 5.000%, 7/20/18	327	324
Veyance Technologies, Inc. 0.000%, 7/31/15	400	383
Wall Street Systems Holdings, Inc. Second Lien, 0.000%, 6/20/18	335	335
Zayo Group LLC (Zayo Capital, Inc.) 7.125%, 7/2/19	311	315

		6,222

Materials—0.8%
AZ Chem US, Inc. 7.250%, 12/22/17	324	332
Berry Plastics Holding Corp. Tranche C, 0.000%, 4/3/15	81	80
CPG International I, Inc. 0.000%, 9/21/19	126	126
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/20/14	630	636
Waupaca Foundry, Inc. 8.500%, 6/29/17	500	504

		1,678

Telecommunication Services—0.7%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	300	305
Level 3 Financing, Inc. Tranche A 0.000%, 9/1/18	575	576
Presidio, Inc. 0.000%, 3/31/17	219	218
West Corp. Tnrache B-6, 5.750%, 6/30/18	266	270

		1,369

Utilities—0.2%
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.835%, 10/10/17	465	321

TOTAL LOAN AGREEMENTS (Identified Cost $31,043)		31,342

	SHARES	VALUE
PREFERRED STOCK—2.5%

Financials—2.2%
Ally Financial, Inc. 144A 7.000%(4)	439	411

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Ally Financial, Inc. Series A, 8.500%(3)	20,000	$489
Banco Bilbao Vizcaya Argentaria S.A.
International S.A. Unipersonal 5.919%(3)	380	287
Banco do Brasil S.A. 144A 8.500%(3)(4)	200	238
Bank of America Corp. Series K, 8.000%(3)	625	681
Citigroup Capital XVII Series E 6.350%	16	399
FNMA Series S, 8.250%(3)	63	52
JPMorgan Chase & Co. 7.90%(3)	525	596
PNC Financial Services Group, Inc. Series K 8.250%(3)	325	337
Saul Centers, Inc. Series A 8.000%	425	11
U.S. Bancorp Series G 6.000%(3)	14,600	409
UOB Cayman Ltd. 144A 5.80%(3)(4)	300	316
Zions Bancorp, Series C, ADR 9.500%	5,000	131

		4,357

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20	562

TOTAL PREFERRED STOCK (Identified Cost $5,375)		4,919

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	23

Financials—0.0%
CIT Group, Inc.(2)	1,257	49

TOTAL COMMON STOCKS (Identified Cost $52)		72

TOTAL LONG TERM INVESTMENTS—99.8% (Identified cost $190,193)		198,945

TOTAL INVESTMENTS—99.8% (Identified Cost $190,193)		198,945	(1)

Other assets and liabilities, net—0.2%		383

NET ASSETS—100.0%		$199,328

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $54,853 or 27.5% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(9)	Illiquid security.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(11)	Security in default.
(12)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(13)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CRO	Croatian kuna
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	64%
Brazil	5
United Kingdom	3
Canada	2
Luxembourg	2
Mexico	2
Venezuela	2
Other	20

Total	100%

†	% of total investments as of September 30, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,104		$—	$7,104	$—
Corporate Bonds And Notes	102,031		—	102,013	18	(1)
Foreign Government Securities	23,975		—	23,975	—
Loan Agreements	31,342	(1)	—	31,291	51
Mortgage-Backed Securities	27,399		—	27,399	—
Municipal Bonds	2,103		—	2,103	—
Equity Securities:
Preferred Stock	4,919		1,113	3,806	—
Common Stocks	72		49	—	23

Total Investments	$198,945		$1,162	$197,691	$92

Securities held by the Fund with an end of period Value of $562 were transferred from Level 2 to Level 1 since starting to use an exchange price.

(1)	Includes internally fair valued securities currently priced $0.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds And Notes	Loan Agreements	Common Stocks
Investments in Securities Balance as of December 31, 2011:	$137	$47	$54	$36
Accrued Discount/(Premium)	2	—	2	—
Realized Gain (Loss)	(1)	—	3	(4)
Change in Unrealized
Appreciation (Depreciation)	18	(29)	24	23
Purchases	5	—	—	5
Sales(b)	(69)	—	(32)	(37)
Transfers Into Level 3 (a)	—	—	—	—
Transfers From Level 3 (a)	—		—	—

Balance as of September 30, 2012	$92	$18	$51	$23

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.

Virtus Premium AlphaSector TM Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.4%

Consumer Discretionary Select Sector SPDR Fund	8,130	$380
Consumer Staples Select Sector SPDR Fund	10,260	368
Energy Select Sector SPDR Fund	5,070	373
Financial Select Sector SPDR Fund	24,370	380
Health Care Select Sector SPDR Fund	9,510	381
Industrial Select Sector SPDR Fund	9,920	363
Materials Select Sector SPDR Fund	10,200	375
Technology Select Sector SPDR Fund	12,030	371
Utilities Select Sector SPDR Fund	9,890	360

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $3,133)		3,351

TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $3,133)		3,351

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	17,356	17

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17)		17

TOTAL INVESTMENTS—99.9% (Identified Cost $3,150)		3,368	(1)

Other assets and liabilities, net—0.1%		2

NET ASSETS—100.0%		$3,370

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$3,351	$3,351
Short-Term Investments	17	17

Total Investments	$3,368	$3,368

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

REAL ESTATE INVESTMENT TRUSTS—99.5%

DIVERSIFIED—4.3%
Digital Realty Trust, Inc.	23,711	$1,656
Vornado Realty Trust	34,736	2,815

		4,471

HEALTH CARE—11.4%
HCP, Inc.	56,946	2,533
Health Care REIT, Inc.	66,434	3,837
Ventas, Inc.	88,966	5,538

		11,908

INDUSTRIAL/OFFICE—19.8%

Industrial—5.0%
DCT Industrial Trust, Inc.	203,359	1,316
Prologis, Inc.	112,537	3,942

		5,258

Mixed—0.8%
Duke Realty Corp.	56,130	825

Office—14.0%
Alexandria Real Estate Equities, Inc.	9,811	721
BioMed Realty Trust, Inc.	122,345	2,290
Boston Properties, Inc.	47,914	5,300
Kilroy Realty Corp.	85,618	3,834
SL Green Realty Corp.	30,521	2,444

		14,589

		20,672

LODGING/RESORTS—4.3%
Host Hotels & Resorts, Inc.	158,474	2,544
LaSalle Hotel Properties	73,741	1,968

		4,512

RESIDENTIAL—20.0%

Apartments—17.9%
American Campus Communities, Inc.	7,100	312
AvalonBay Communities, Inc.	34,808	4,734
BRE Properties, Inc.	18,583	871
Camden Property Trust	45,000	2,902
Campus Crest Communities, Inc.	2,092	23
Equity Residential	94,059	5,411
Essex Property Trust, Inc.	20,861	3,092

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
UDR, Inc.	54,277	$1,347

		18,692

Manufactured Homes—2.1%
Equity Lifestyle Properties, Inc.	31,016	2,113

		20,805

RETAIL—29.8%

Regional Malls—21.9%
General Growth Properties, Inc.	145,921	2,842
Macerich Co. (The)	54,497	3,119
Simon Property Group, Inc.	86,376	13,113
Taubman Centers, Inc.	49,678	3,812

		22,886

Shopping Centers—7.9%
DDR Corp.	120,653	1,853
Kimco Realty Corp.	96,184	1,950
Regency Centers Corp.	6,000	292
Tanger Factory Outlet Centers	65,000	2,102
Weingarten Realty Investors	72,970	2,051

		8,248

		31,134

SELF STORAGE—9.9%
CubeSmart	19,062	245
Extra Space Storage, Inc.	127,030	4,224
Public Storage	42,267	5,882

		10,351

TOTAL COMMON STOCKS (Identified cost $53,050)		103,853

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $53,050)		103,853

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	1,001,179	1,001

TOTAL SHORT-TERM INVESTMENTS (Identified cost $1,001)		1,001

1

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Total Investments—100.4% (Identified cost $54,051)	104,854	(1)
Other assets and liabilities, net—(0.4)%	(437)

NET ASSETS—100.0%	$104,417

Abbreviation Legend:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information : For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Common Stocks:
Real Estate Investment Trusts	$103,853	$103,853
Short-Term Investments	1,001	1,001

Total Investments	$104,854	$104,854

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Growth Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—14.4%
Aaron’s, Inc.(2)	38,200	$1,062
Hibbett Sports, Inc.(2)	28,300	1,682
Monro Muffler Brake, Inc.	52,000	1,830
Morningstar, Inc.	30,200	1,892
Pool Corp.	54,800	2,279

		8,745

Consumer Staples—8.2%
Chefs’ Warehouse, Inc. (The)(2)	171,000	2,801
PriceSmart, Inc.	29,000	2,196

		4,997

Financials—5.9%
Cohen & Steers, Inc.	51,800	1,534
Financial Engines, Inc.(2)	87,200	2,078

		3,612

Health Care—21.6%
Abaxis, Inc.(2)	66,200	2,378
National Research Corp.	72,668	3,653
Sirona Dental Systems, Inc.(2)	72,300	4,118
Techne Corp.	41,400	2,978

		13,127

Industrials—13.8%
AAON, Inc.	95,500	1,881
Copart, Inc.(2)	114,100	3,164
Heartland Express, Inc.	102,000	1,363
HEICO Corp. Class A	40,812	1,245
Omega Flex, Inc.(2)	71,100	754

		8,407

Information Technology—35.4%
ANSYS, Inc.(2)	38,200	2,804
Blackbaud, Inc.	33,400	799
ClickSoftware Technologies Ltd.	158,000	1,217
FactSet Research Systems, Inc.	7,200	694
FLIR Systems, Inc.	130,300	2,603
Forrester Research, Inc.	30,500	877
Hittite Microwave Corp.(2)	60,500	3,356
MercadoLibre, Inc.	39,500	3,261
Mesa Laboratories, Inc.	12,900	624
NVE Corp.(2)	44,400	2,628

	SHARES	VALUE
Information Technology—(continued)
ScanSource, Inc.(2)	84,800	$2,715

		21,578

TOTAL COMMON STOCKS (Identified Cost $51,583)		60,466

TOTAL LONG TERM INVESTMENTS—99.3% (Identified cost $51,583)		60,466

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	531,996	532

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $532)		532

TOTAL INVESTMENTS—100.2% (Identified Cost $52,115)		60,998	(1)

Other assets and liabilities, net—(0.2)%		(117)

NET ASSETS—100.0%		$60,881

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Growth Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Argentina	5
Israel	2

Total	100%

†	% of total investments as of September 30, 2012

2

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$60,466	$60,466
Short-Term Investments	532	532

Total Investments	$60,998	$60,998

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Value Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.9%

Consumer Discretionary—9.4%
Hillenbrand, Inc.	306,000	$5,566
John Wiley & Sons, Inc. Class A	122,400	5,624

		11,190

Consumer Staples—7.5%
National Beverage Corp.(2)	160,700	2,436
WD-40 Co.	122,300	6,438

		8,874

Energy—6.0%
CARBO Ceramics, Inc.	28,500	1,793
World Fuel Services Corp.	151,500	5,395

		7,188

Financials—20.8%
Eaton Vance Corp.	160,000	4,634
Entertainment Properties Trust	75,500	3,354
First Cash Financial Services, Inc.(2)	158,100	7,274
RLI Corp.	77,800	5,186
Westamerica Bancorp	91,000	4,282

		24,730

Health Care—6.8%
Owens & Minor, Inc.	197,800	5,911
Young Innovations, Inc.	56,323	2,202

		8,113

Industrials—19.1%
CLARCOR, Inc.	91,200	4,070
Corporate Executive Board Co. (The)	92,000	4,934
Graco, Inc.	106,800	5,370
Landstar System, Inc.	117,900	5,575
Lincoln Electric Holdings, Inc.	71,300	2,784

		22,733

Information Technology—26.3%
ADTRAN, Inc.	145,000	2,505
Badger Meter, Inc.	75,000	2,729
Cabot Microelectronics Corp.(2)	112,000	3,936
Cass Information Systems, Inc.	102,569	4,305
Cognex Corp.	62,000	2,144
Computer Services, Inc.	90,500	2,707
Jack Henry & Associates, Inc.	171,100	6,485

	SHARES	VALUE
Information Technology—(continued)
Syntel, Inc.	103,800	$6,478

		31,289

Materials—2.0%
Balchem Corp.	66,000	2,424

TOTAL COMMON STOCKS (Identified Cost $105,670)		116,541

TOTAL LONG TERM INVESTMENTS—97.9% (Identified cost $105,670)		116,541

SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	2,719,100	2,719

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,719)		2,719

TOTAL INVESTMENTS—100.2% (Identified Cost $108,389)		119,260	(1)

Other assets and liabilities, net—(0.2)%		(236)

NET ASSETS—100.0%		$119,024

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$116,541	$116,541
Short-Term Investments	2,719	2,719

Total Investments	$119,260	$119,260

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.4%

U.S. Treasury Bond 3.125%, 11/15/41	$1,150	$1,227
U.S. Treasury Note
1.750%, 5/15/22	325	330
1.625%, 8/15/22	450	449

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,968)		2,006

MUNICIPAL BONDS—2.7%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	250	276
Kern County Pension Obligation Taxable (NATL- RE Insured) 7.260%, 8/15/14	235	242
Sonoma County Pension Obligation Taxable (FSA Insured) 6.625%, 6/1/13	215	222

		740

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105	116

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	140	146

Massachusetts—0.9%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	500	641
Commonwealth School Building Authority 4.000%, 8/15/22	500	593

		1,234

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17	1,250	1,411

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	220	149

TOTAL MUNICIPAL BONDS (Identified Cost $3,611)		3,796

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—1.1%

Bolivarian Republic of Venezuela
9.250%, 9/15/27(5)	$45		$41
9.375%, 1/13/34	65		58
Commonwealth of Australia Series 118, 6.500%, 5/15/13	145	AUD	154
Commonwealth of Canada 1.750%, 3/1/13	275		281
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	197	NZD	167
Kingdom of Norway Series 470 6.500%, 5/15/13	359	NOK	64
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	520	SEK	87
Republic of Iceland 144A 5.875%, 5/11/22(4)	135		147
Republic of Lithuania 144A 7.375%, 2/11/20(4)	150		190
Republic of Peru RegS 6.900%, 8/12/37(5)	120		56
Slovak Republic 144A 4.375%, 5/21/22(4)	200		210
United Mexican States
Series M, 6.000%, 6/18/15	575	MXN	46
Series M, 6.500%, 6/9/22	890	MXN	75

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,471)			1,576

MORTGAGE-BACKED SECURITIES—12.6%

Agency—5.6%
FNMA
4.000%, 6/1/20	125		134
4.500%, 7/1/20	11		12
3.000%, 2/1/27	376		399
2.500%, 9/1/27	699		736
6.500%, 10/1/31	10		12
6.000%, 9/1/32	28		32
5.000%, 10/1/35	151		165
6.000%, 9/1/36	61		68
5.500%, 4/1/37	65		71
5.500%, 7/1/37	172		189
6.000%, 10/1/37	87		96
5.000%, 6/1/38	148		162
5.500%, 6/1/38	37		40
5.500%, 6/1/38	50		55
5.500%, 11/1/38	87		95
4.000%, 1/1/39	146		157
5.000%, 1/1/39	63		69
6.000%, 1/1/39	122		135
4.500%, 3/1/39	110		119

1

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
5.000%, 3/1/39	$90	$98
6.000%, 3/1/39	47	52
4.500%, 4/1/39	257	289
4.000%, 5/1/39	383	414
4.500%, 2/1/40	165	183
4.000%, 10/1/40	470	507
3.500%, 2/1/41	828	889
4.500%, 4/1/41	1,006	1,094
4.000%, 7/1/41	174	188
3.500%, 1/1/42	243	260
3.500%, 4/1/42	582	625
GNMA
6.500%, 11/15/23	49	57
6.500%, 12/15/23	7	8
6.500%, 2/15/24	58	67
6.500%, 6/15/28	88	104
6.500%, 7/15/31	40	47
6.500%, 11/15/31	33	39
6.500%, 2/15/32	51	61
6.500%, 4/15/32	47	56

		7,784

Non-Agency—7.0%
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.722%, 4/25/34(3)	202	198
04-10, 12A3 2.793%, 1/25/35(3)	191	187
Bear Stearns Commercial Mortgage Securities 06- PW12, A4 5.711%, 9/11/38(3)	570	656
Bear Stearns Commercial Mortgage Securities, Inc. 07-PW18, AM 6.084%, 6/11/50(3)	550	599
Chase Mortgage Finance Corp. 07-A1, 10A1 3.050%, 2/25/37(3)	140	139
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.482%, 1/15/46(3)	590	666
Countrywide Home Loan Mortgage Pass-Through- Trust 03-4, 1A15 5.500%, 4/25/33	137	143
Extended Stay America Trust 10-ESHA, D 144A 5.498%, 11/5/27(4)	260	262
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	175	177
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.384%, 6/25/34(3)	121	125

	PAR VALUE	VALUE
Non-Agency—(continued)
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.790%, 8/10/45(3)	$240	$275
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	271	291
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	332
06-CB17, AM 5.464%, 12/12/43	170	174
06-LDP7, AM 5.870%, 4/15/45(3)	125	141
07-LD12, A4 5.882%, 2/15/51(3)	425	500
Lehman Brothers - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	142
06-C6, A4 5.372%, 9/15/39	325	375
07-C6, A2 5.845%, 7/15/40	241	248
07-C7, A3 5.866%, 9/15/45(3)	700	834
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	122	124
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	269	281
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	125	139
Morgan Stanley Capital I, Inc. 06-IQ12, A4 5.332%, 12/15/43	525	607
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	162	165
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	120	117
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33	50	52
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	148	146
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	675	765
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	323
05-C22, AM 5.340%, 12/15/44(3)	20	22
07-C33, A5 5.920%, 2/15/51(3)	140	163
07-C33, A4 6.122%, 2/15/51(3)	425	501
		9,869

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,759)		17,653

2

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—2.5%

AmeriCredit Automobile Receivables Trust 12-4, D 2.680%, 10/9/18	$140	$140
Bayview Financial Acquisition Trust 06-A, 1A2 5.483%, 2/28/41(3)	141	142
BXG Receivables Note Trust 10-A, A 144A 2.660%, 12/2/27(4)	140	140
Chrysler Financial Auto Securitization Trust 10-A, C 2.000%, 1/8/14	300	300
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	234
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	223	249
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	191	192
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	178	179
JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(3)	470	227
06-CW2, AF4 6.080%, 8/25/36(3)	530	264
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	248	242
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(4)	123	126
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	109	116
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	80	76
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	240	244
11-2, C 3.280%, 6/15/16	100	101
10-B, C 144A 3.020%, 10/17/16(4)	250	255
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	168	166
Terwin Mortgage Trust 04-15AL, A1 144A 5.800%, 7/25/34(3)(4)	76	73
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	94	97

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,011)		3,563

CORPORATE BONDS AND NOTES—18.2%

Consumer Discretionary—1.6%
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	125	140

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Dana Holding Corp. 6.500%, 2/15/19	$10	$11
DISH DBS Corp. 144A 4.625%, 7/15/17(4)	55	56
Gap, Inc. (The) 5.950%, 4/12/21	75	84
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	140	152
International Game Technology 7.500%, 6/15/19	150	180
Korea Expressway Corp. 144A 4.500%, 3/23/15(4)	100	107
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	200	208
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	160	172
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	257	271
Penn National Gaming, Inc. 8.750%, 8/15/19	85	96
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	40	37
QVC, Inc. 144A 5.125%, 7/2/22(4)	135	143
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	15	16
Time Warner Cable, Inc. 6.750%, 7/1/18	185	233
UAL Pass-Through-Trust 07-01A 6.636%, 7/2/22	265	277
Wyndham Worldwide Corp.
6.000%, 12/1/16	2	2
5.750%, 2/1/18	25	28

		2,213

Consumer Staples—0.5%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	145	149
Flowers Foods, Inc. 4.375%, 4/1/22	120	123
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	150	166
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	315

		753

Energy—1.4%
Anadarko Petroleum Corp. 6.375%, 9/15/17	160	193
Bill Barrett Corp. 7.625%, 10/1/19	100	107
Calumet Specialty Products Partners LP (Calumet Finance Corp.)
9.375%, 5/1/19	30	32
144A 9.625%, 8/1/20(4)	55	60
EP Energy LLC (EP Energy Finance, Inc.) 144A 6.875%, 5/1/19(4)	55	59

3

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	$125	$129
Frontier Oil Corp. 6.875%, 11/15/18	45	48
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	211
Petrobras International Finance Co. 5.375%, 1/27/21	100	113
Petroleos de Venezuela SA
RegS 5.250%, 4/12/17(5)	25	20
RegS 8.500%, 11/2/17(5)	95	86
Petroleos Mexicanos 5.500%, 6/27/44(4)	150	165
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(8)	150	22
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(9)	109	111
QEP Resources, Inc. 6.875%, 3/1/21	100	113
Rowan Cos., Inc. 4.875%, 6/1/22	140	150
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	130	138
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	100	116
Weatherford International Ltd. 9.625%, 3/1/19	45	59

		1,932

Financials—8.6%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	150	158
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	75	75
American International Group, Inc.
2.375%, 8/24/15	85	86
4.875%, 9/15/16	50	56
Associated Banc Corp. 5.125%, 3/28/16	55	60
Assurant, Inc. 5.625%, 2/15/14	250	261
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	150	164
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	150	161
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	150	158
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	150	157
Banco Santander SA
144A 4.500%, 4/6/15(4)	100	103
144A 3.750%, 9/22/15(4)	100	103
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	130	146
Bancolombia SA 5.125%, 9/11/22	150	151

	PAR VALUE	VALUE
Financials—(continued)
Bank of America Corp. 5.650%, 5/1/18	$400	$456
Barclays Bank plc
5.200%, 7/10/14	140	149
144A 5.926%, (3)(4)(6)(7)	100	96
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	250	312
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	135	156
Boston Properties LP 3.850%, 2/1/23	135	142
Brandywine Operating Partnership LP 4.950%, 4/15/18	110	118
Capital One Capital IV 8.875%, 5/15/40	100	102
Capital One Financial Corp. 6.150%, 9/1/16	125	143
CIT Group, Inc. 4.250%, 8/15/17	100	104
Citigroup, Inc.
5.000%, 9/15/14	40	42
5.500%, 2/15/17	195	216
City National Corp. 5.250%, 9/15/20	100	109
CommonWealth REIT 5.750%, 11/1/15	275	293
Deutsche Bank Financial LLC 5.375%, 3/2/15	131	139
Discover Bank 7.000%, 4/15/20	250	301
DNB Bank ASA 144A 3.200%, 4/3/17(4)	300	313
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	196
5.500%, 9/1/22	40	43
Fifth Third Bancorp 4.500%, 6/1/18	150	166
First Niagara Financial Group, Inc. 6.750%, 3/19/20	125	144
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	84
General Electric Capital Corp. 5.625%, 5/1/18	235	277
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	110	113
Genworth Financial, Inc.
5.750%, 6/15/14	125	129
7.625%, 9/24/21	90	92
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	135	114
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	192
HCP, Inc.
3.750%, 2/1/19	60	63
5.375%, 2/1/21	60	68
Health Care REIT, Inc. 4.700%, 9/15/17	150	166
Huntington Bancshares, Inc. 7.000%, 12/15/20	80	97

4

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Hutchison Whampoa International Ltd. Series 11, 144A 4.625%, 1/13/22(4)	$225	$246
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100	110
ING Bank NV 144A 5.500%, 7/15/22(4)	110	115
International Lease Finance Corp. 6.250%, 5/15/19	96	104
Jefferies Group, Inc. 5.125%, 4/13/18	109	111
JPMorgan Chase & Co. 5.250%, 5/1/15	250	273
KeyBank N.A. 4.950%, 9/15/15	170	186
Kimco Realty Corp. 6.875%, 10/1/19	150	184
Korea Development Bank 4.375%, 8/10/15	100	108
Korea Finance Corp. 4.625%, 11/16/21	200	226
Lincoln National Corp. 6.050%, 4/20/67	50	49
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	150	150
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	158
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	107
Morgan Stanley
3.800%, 4/29/16	150	155
5.750%, 10/18/16	100	110
National Retail Properties, Inc. 5.500%, 7/15/21	150	170
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	199
ORIX Corp. 5.000%, 1/12/16	86	93
PKO Finance AB 144A 4.630%, 9/26/22(4)(11)	200	201
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	173
Prudential Financial, Inc. 5.875%, 9/15/42	140	143
Regions Financial Corp. 5.750%, 6/15/15	55	59
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	150	171
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	145	144
Sberbank of Russia (Sberbank CapItal SA)
5.717%, 6/16/21(11)	200	216
144A 6.125%, 2/7/22(4)(11)	200	221
Senior Housing Properties Trust 4.300%, 1/15/16	125	129
SLM Corp. 4.625%, 9/25/17	140	142
Societe Generale S.A. 144A 3.500%, 1/15/16(4)	105	108
Spansion LLC 7.875%, 11/15/17	100	100
Unum Group 7.125%, 9/30/16	125	146
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	56	60
Webster Financial Corp. 5.125%, 4/15/14	65	65

	PAR VALUE	VALUE
Financials—(continued)
Willis Group Holdings plc 5.750%, 3/15/21	$125	$141

		12,047

Health Care—0.3%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	90	94
Express Scripts Holding Co. 144A 3.900%, 2/15/22(4)(10)	140	153
HCA, Inc. 6.500%, 2/15/20	100	111
Hologic, Inc. 144A 6.250%, 8/1/20(4)	10	11
Patheon, Inc. 144A 8.625%, 4/15/17(4)	20	20

		389

Industrials—2.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	75	75
Aircastle Ltd. 7.625%, 4/15/20	55	61
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	133	142
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	123	131
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	128	137
Bombardier, Inc. 144A 7.750%, 3/15/20(4)	120	138
CHC Helicopter SA 9.250%, 10/15/20	100	103
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	210	230
98-1, A 6.648%, 3/15/19	260	281
01-A1 6.703%, 6/15/21	63	68
Delta Air Lines Pass-Through-Trust 11-1, A 5.300%, 4/15/19	303	328
Deluxe Corp. 7.000%, 3/15/19	60	64
Embraer SA 5.150%, 6/15/22	145	156
Iron Mountain, Inc. 5.750%, 8/15/24	240	242
JMC Steel Group 144A 8.250%, 3/15/18(4)	110	113
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	130	141
Owens Corning, Inc. 6.500%, 12/1/16	60	67
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(4)	105	111
Steelcase, Inc. 6.375%, 2/15/21	150	161
Teekay Corp. 8.500%, 1/15/20	75	79
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	150	174

		3,002

5

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.3%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	$250	$268
EarthLink, Inc. 8.875%, 5/15/19	100	100
Tech Data Corp. 3.750%, 9/21/17	15	16

		384

Materials—2.0%
Alcoa, Inc. 5.400%, 4/15/21	150	157
ArcelorMittal 6.250%, 2/25/22	160	158
Carpenter Technology Corp. 5.200%, 7/15/21	150	158
Catalyst Paper Corp. 7.375%, 3/1/14(8)(9)	135	3
Celulosa Arauco 7.250%, 7/29/19	150	180
CRH America, Inc.
6.000%, 9/30/16	255	285
8.125%, 7/15/18	150	182
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	115
Libbey Glass, Inc. 144A 6.875%, 5/15/20(4)	115	124
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	200	203
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	100	102
Packaging Corp. of America 3.900%, 6/15/22	150	155
PTT Global Chemical PCL 144A 4.250%, 9/19/22(4)	200	202
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 144A 5.750%, 10/15/20(4)	115	115
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	200	215
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(11)	100	107
Vale Overseas Ltd. 4.375%, 1/11/22	130	137
Xstrata Canada Corp. 5.500%, 6/15/17	260	291

		2,889

Telecommunication Services—0.8%
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	38	24
CenturyLink, Inc. 6.000%, 4/1/17	150	168
Frontier Communications Corp. 7.125%, 1/15/23	60	63
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	237
Sprint Nextel Corp. 6.000%, 12/1/16	135	140
Telecom Italia Capital SA 5.250%, 10/1/15	200	210
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	60	59
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	100	105
Windstream Corp. 7.750%, 10/15/20	80	86

		1,092

	PAR VALUE	VALUE
Utilities—0.6%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.250%, 8/20/19	$90	$94
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	119
Midwest Generation LLC Series B 8.560%, 1/2/16	78	72
NRG Energy, Inc.
7.625%, 5/15/19	50	53
144A 6.625%, 3/15/23(4)	10	10
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(9)	500	534

		882

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $24,142)		25,583

LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.3%
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	17	17
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	99	101
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	109	111
Samson Investment Co. 0.000%, 9/25/18	33	33
SRAM LLC First Lien, 5.250%, 6/7/18	29	30
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	71	68

		360

Consumer Staples—0.0%
Reynolds Group Holdings, Inc. 6.500%, 9/18/18	51	51

Energy—0.1%
NGPL PipeCo LLC 6.750%, 9/15/17	77	79
TI Group Automotive Systems LLC 6.750%, 3/14/18	83	83

		162

Financials—0.1%
CNO Financial Group, Inc. 0.000%, 9/28/18	25	25
Delos Aircraft, Inc. 4.750%, 4/12/16	9	9
iStar Financial, Inc. Tranche A-1, 5.000%, 6/28/13	33	33
MoneyGram Payment Systems Worldwide, Inc. 4.250%, 11/17/17	7	7

6

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	$60	$59
Walter Investment Management Corp. First Lien, 7.750%, 6/30/16	36	36

		169

Health Care—0.1%
ConvaTec, Inc. 0.000%, 12/22/16	13	13
DaVita, Inc. 0.000%, 8/19/19	86	86
Select Medical Corp. Series A Tranche B, 5.250%, 6/1/18	37	37
Surgery Center Holdings, Inc. 6.500%, 2/6/17	65	65

		201

Industrials—0.1%
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	96	97
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	19	19
Genpact Ltd. 4.250%, 8/30/19	25	25

		141

Information Technology—0.2%
Infor (US), Inc. (Lawson Software) Tranche B, 6.250%, 4/5/18	65	66
Mood Media Corp. First Lien 7.750%, 5/6/18	64	64
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	98	99

		229

Materials—0.1%
CPG International I, Inc. 0.000%, 9/21/19	24	24
General Chemical Corp. Tranche B, 5.375%, 10/6/15	44	44
JMC Steel Group, Inc. 4.750%, 4/1/17	20	20

		88

Utilities—0.0%
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.710%, 10/10/17	65	45

TOTAL LOAN AGREEMENTS (Identified Cost $1,427)		1,446

	SHARES	VALUE
PREFERRED STOCK—0.2%

Financials—0.2%
Ally Financial, Inc. 144A 7.000%	84	$79
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	110	83
JPMorgan Chase & Co. 7.90%(3)	89	101

TOTAL PREFERRED STOCK (Identified Cost $201)		263

COMMON STOCKS—59.8%

Consumer Discretionary—9.7%
Amazon.com, Inc.(2)	4,800	1,221
AutoZone, Inc.(2)	4,500	1,663
Coach, Inc.	15,000	840
Comcast Corp. Class A(10)	60,000	2,146
DR Horton, Inc.	76,000	1,569
Goodyear Tire & Rubber Co. (The)(2)	130,000	1,585
Lululemon Athletica, Inc.(2)	17,000	1,257
McDonald’s Corp.	9,000	826
Papa John’s International, Inc.(2)	8,000	427
Yum! Brands, Inc.	31,000	2,057

		13,591

Consumer Staples—4.8%
Altria Group, Inc.	47,000	1,569
Campbell Soup Co.	47,000	1,637
PepsiCo, Inc.	28,000	1,982
Procter & Gamble Co. (The)	23,000	1,595

		6,783

Energy—7.5%
Chevron Corp.	14,000	1,632
ConocoPhillips	15,000	858
Continental Resources, Inc.(2)	20,000	1,538
Petroleo Brasileiro S.A. ADR	36,000	826
Valero Energy Corp.	50,000	1,584
Whiting Petroleum Corp.(2)(10)	25,000	1,184
Williams Cos., Inc. (The)	48,000	1,679
WPX Energy, Inc.(2)	72,000	1,194

		10,495

Financials—7.3%
Aflac, Inc.	34,000	1,628
BB&T Corp.	63,000	2,089
Goldman Sachs Group, Inc. (The)(10)	8,000	910

7

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
JPMorgan Chase & Co.	50,000	$2,024
Lincoln National Corp.(10)	65,000	1,572
U.S. Bancorp	61,000	2,092

		10,315

Health Care—8.2%
Abbott Laboratories	29,000	1,988
Biogen Idec, Inc.(2)	14,000	2,089
Express Scripts Holding Co.(2)(10)	27,000	1,692
Gilead Sciences, Inc.(2)	31,000	2,056
Johnson & Johnson	29,000	1,999
UnitedHealth Group, Inc.	30,000	1,662

		11,486

Industrials—4.8%
Alaska Air Group, Inc.(2)	23,000	806
Cummins, Inc.	17,000	1,568
Deere & Co.	15,000	1,237
Robinson (C.H.) Worldwide, Inc.	14,000	820
Union Pacific Corp.	13,000	1,543
United Continental Holdings, Inc.(2)	41,000	800

		6,774

Information Technology—13.4%
Apple, Inc.	6,500	4,337
Citrix Systems, Inc.(2)	21,000	1,608
Google, Inc. Class A(2)	2,100	1,584
Intel Corp.	53,000	1,202
International Business Machines Corp.	11,700	2,427
MasterCard, Inc. Class A	4,500	2,032
QUALCOMM, Inc.	39,000	2,437
VeriSign, Inc.(2)(10)	34,000	1,656
Visa, Inc. Class A.(10)	12,000	1,611

		18,894

Materials—2.9%
CF Industries Holdings, Inc.(10)	3,800	845
Du Pont (E.I.) de Nemours & Co.	33,000	1,659
Monsanto Co.(10)	18,000	1,638

		4,142

Telecommunication Services—1.2%
Verizon Communications, Inc.	37,000	1,686

TOTAL COMMON STOCKS (Identified Cost $62,934)		84,166

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $115,524)		$140,052

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.060%)	1,973,333	1,973

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,973)		1,973

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 101.0% (Identified Cost $117,497)		142,025 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
CF Industries Holdings expiring 11/17/12 strike price $220.00	13	(14)
Comcast Corp. expiring10/20/12 strike price $35.00	516	(52)
Express Scripts Holding Co. expiring 11/17/12 strike price $62.50	153	(36)
Goldman Sachs Group expiring 10/20/12 strike price $120.00	46	(4)
Monsanto Co. expiring 08/20/12 strike price $87.50	75	(33)
VeriSign, Inc. expiring 12/22/12 strike price $50.00	225	(34)
Visa, Inc. expiring 12/22/12 strike price $140.00	31	(9)
Whiting Petroleum expiring 12/22/12 strike price $50.00	115	(31)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $199)		(213)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS— 100.8% (Identified Cost $117,298)		141,812 (1)

Other assets and liabilities, net—(0.8)%		(1,151)

NET ASSETS—100.0%		$140,661

FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”).
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

8

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $12,703 or 9.0% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	Security in default.
(9)	Illiquid security.
(10)	All or a portion segregated as collateral for written options.
(11)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Foreign Currencies:

AUD	Australian Dollar
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

9

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
Australia	1
Brazil	1
Canada	1
Luxembourg	1
South Korea	1
United Kingdom	1
Other	4

Total	100%

†	% of total investments as of September 30, 2012

10

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,563	$—	$3,563	$—
Corporate Bonds And Notes	25,583	—	25,580	3
Foreign Government Securities	1,576	—	1,576	—
Loan Agreements	1,446	—	1,446	—
Mortgage-Backed Securities	17,653	—	17,653	—
Municipal Bonds	3,796	—	3,796	—
U.S. Government Securities	2,006	—	2,006	—
Equity Securities:
Common Stocks	84,166	84,166	—	—
Preferred Stock	263	79	184	—
Short-Term Investments	1,973	—	1,973	—
Other Financial Instruments:
Written Options	(213)	(213)	—	—

Total Investments	$141,812	$84,032	$57,777	$3

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds And Notes
Investments in Securities
Balance as of December 31, 2011:	$7
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized
Appreciation (Depreciation)	(4)
Purchases	—
Sales(b)	—
Transfers Into Level 3 (a)	—
Transfers From Level 3 (a)	—

Balance as of September 30, 2012	$3

(a)	“Transfers into and/or from” represent the ending value as of September 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Series, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Series. All internally fair valued securities are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of any model inputs and any changes to the model when applicable. Fair valuations are ratified by the Board at least quarterly.

The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, 4 p.m. Eastern Time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Series fair value non – U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non – U.S. common stocks may occur on a frequent basis.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B. OPTIONS CONTRACTS

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if a Series anticipates a significant market or market sector advance. The Series are subject to equity price risk in the normal course of pursuing their investment objectives. A Series may use options contracts to hedge against changes in the values of equities.

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. The holdings of a Series designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that a Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that a Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that a Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED) (CONTINUED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as ammended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2012, the Series’ did not hold any restricted securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At September 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Capital Growth Series	$160,569	$39,068	$(1,776)	$37,292
Growth and Income Series
Investments	110,132	36,893	(805)	36,088
Written Options	(343)	36	(59)	(23)
International Series	240,307	102,356	(5,664)	96,692
Multi-Sector Fixed Income Series	190,732	12,436	(4,223)	8,213
Premium AlphaSector Series	3,152	218	(2)	216
Real Estate Securities Series	56,463	48,433	(42)	48,391
Small-Cap Growth Series	52,115	11,281	(2,398)	8,883
Small-Cap Value Series	108,389	15,905	(5,034)	10,871
Strategic Allocation Series
Investments	117,870	25,517	(1,363)	24,154
Written Options	(199)	20	(34)	(14)

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date these schedules of investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/28/12

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/28/12

* Print the name and title of each signing officer under his or her signature.